Condensed financial statements of the parent company only - Condensed Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-interest income
Banking	$ 58,818	$ 57,120	$ 51,920
Foreign exchange revenue	46,132	47,831	43,434
Custody and other administration services	13,319	13,626	15,232
Other non-interest income	3,831	5,971	4,795
Total non-interest income	212,336	206,587	198,107
Interest income
Interest and fees on loans	317,361	249,390	221,544
Total interest income	545,630	398,383	324,898
Interest expense
Deposits	170,504	45,176	15,490
Long-term debt	8,091	9,601	9,601
Securities sold under agreement to repurchase	75	22	0
Total interest expense	178,670	54,799	25,091
Net interest income before provision for credit losses	366,960	343,584	299,807
Provision for credit (losses) recoveries	(4,452)	(2,396)	3,128
Net interest income after provision for credit losses	362,508	341,188	302,935
Net gains (losses) on equity securities	43	14	85
Net gains (losses) on other real estate owned	(40)	448	(53)
Net other gains (losses)	3,764	1,079	(1,154)
Total other gains (losses)	3,753	1,522	(1,361)
Total net revenue	578,597	549,297	499,681
Non-interest expense
Salaries and other employee benefits	177,939	166,189	161,317
Technology and communications	61,979	56,740	63,843
Professional and outside services	21,056	19,640	21,400
Property	31,374	31,442	30,862
Indirect taxes	21,457	21,982	22,091
Non-service employee benefits expense	5,590	3,775	3,888
Marketing	6,456	6,357	4,561
Amortization of intangible assets	5,728	5,680	6,011
Other expenses	20,759	19,790	19,917
Total non-interest expense	352,338	331,595	333,890
Net income	225,492	214,020	162,668
Other comprehensive income (loss), net of taxes	67,254	(252,535)	(75,237)
Total comprehensive income (loss)	292,746	(38,515)	87,431
Bank of N.T. Butterfield & Son Ltd
Non-interest income
Banking	26,242	26,116	24,465
Foreign exchange revenue	11,253	11,858	9,660
Custody and other administration services	6,830	6,869	7,693
Other non-interest income	1,345	1,269	3,372
Total non-interest income	168,643	139,698	150,173
Interest income
Interest and fees on loans	129,626	118,829	116,031
Investments (none of the investment securities are intrinsically tax-exempt)	50,219	49,790	44,663
Cash and cash equivalents, securities purchased under agreements to resell and short-term investments	43,690	14,499	2,056
Total interest income	223,535	183,118	162,750
Interest expense
Deposits	34,064	10,834	6,405
Long-term debt	8,091	9,601	9,601
Securities sold under agreement to repurchase	66	22	0
Total interest expense	42,221	20,457	16,006
Net interest income before provision for credit losses	181,314	162,661	146,744
Provision for credit (losses) recoveries	(4,755)	(1,226)	2,206
Net interest income after provision for credit losses	176,559	161,435	148,950
Net gains (losses) on equity securities	46	14	85
Net gains (losses) on other real estate owned	(40)	9	(84)
Net other gains (losses)	4,005	0	850
Total other gains (losses)	4,011	23	851
Total net revenue	349,213	301,156	299,974
Non-interest expense
Salaries and other employee benefits	68,779	65,789	62,405
Technology and communications	32,241	29,551	35,675
Professional and outside services	32,959	29,744	27,726
Property	10,831	10,232	9,586
Indirect taxes	15,269	15,714	15,906
Non-service employee benefits expense	5,645	4,845	4,493
Marketing	3,194	3,629	2,497
Amortization of intangible assets	169	169	169
Other expenses	10,049	9,613	9,502
Total non-interest expense	179,136	169,286	167,959
Net income before equity in undistributed earnings of subsidiaries	170,077	131,870	132,015
Equity in undistributed earnings of subsidiaries	55,415	82,150	30,653
Net income	225,492	214,020	162,668
Other comprehensive income (loss), net of taxes	67,254	(252,535)	(75,237)
Total comprehensive income (loss)	292,746	(38,515)	87,431
Bank of N.T. Butterfield & Son Ltd | Banks
Non-interest income
Dividends from subsidiaries	100,000	72,268	82,327
Bank of N.T. Butterfield & Son Ltd | Customers
Non-interest income
Dividends from subsidiaries	$ 22,973	$ 21,318	$ 22,656